Property and Equipment (Tables)	12 Months Ended
Oct. 03, 2020
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Property and equipment consist of the following:

	(In thousands)
As of	October 3, 2020	September 28, 2019
Land	$5,813	$5,813
Buildings and improvements	16,148	15,976
Vehicles, machinery, and equipment	34,639	34,831
Leasehold improvements	164,501	166,640
Office furniture, equipment, and other	154,570	146,455
Software and construction in process	9,960	6,769

	385,631	376,484
Less: accumulated depreciation and amortization	(319,240)	(297,978)

Total	$66,391	$78,506